Disaggregated Revenue and Entity Wide Disclosures - Schedule of Revenues Attributed to Geographic Areas by Product (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 980	$ 939	$ 2,327	$ 2,708	$ 3,721	$ 3,601
CGuard EPS [Member]
Segment Reporting Information [Line Items]
Revenue					3,265	2,970
MGuard Prime EPS [Member]
Segment Reporting Information [Line Items]
Revenue					$ 456	$ 631